Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2017
Registrant Name	CAPITAL WORLD GROWTH & INCOME FUND
Central Index Key	0000894005
Amendment Flag	false
Document Creation Date	Jan. 31, 2018
Document Effective Date	Feb. 01, 2018
Prospectus Date	Feb. 01, 2018
CAPITAL WORLD GROWTH & INCOME FUND® | Class A
Prospectus:
Trading Symbol	CWGIX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-1
Prospectus:
Trading Symbol	RWIAX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-2
Prospectus:
Trading Symbol	RWIBX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-3
Prospectus:
Trading Symbol	RWICX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-4
Prospectus:
Trading Symbol	RWIEX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-5
Prospectus:
Trading Symbol	RWIFX
CAPITAL WORLD GROWTH & INCOME FUND® | Class C
Prospectus:
Trading Symbol	CWGCX
CAPITAL WORLD GROWTH & INCOME FUND® | Class F-1
Prospectus:
Trading Symbol	CWGFX
CAPITAL WORLD GROWTH & INCOME FUND® | Class 529-A
Prospectus:
Trading Symbol	CWIAX
CAPITAL WORLD GROWTH & INCOME FUND® | Class 529-C
Prospectus:
Trading Symbol	CWICX
CAPITAL WORLD GROWTH & INCOME FUND® | Class 529-E
Prospectus:
Trading Symbol	CWIEX
CAPITAL WORLD GROWTH & INCOME FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CWIFX
CAPITAL WORLD GROWTH & INCOME FUND® | Class F-2
Prospectus:
Trading Symbol	WGIFX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-6
Prospectus:
Trading Symbol	RWIGX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-2E
Prospectus:
Trading Symbol	RWBEX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-5E
Prospectus:
Trading Symbol	RWIHX
CAPITAL WORLD GROWTH & INCOME FUND® | Class F-3
Prospectus:
Trading Symbol	FWGIX
CAPITAL WORLD GROWTH & INCOME FUND® | Class 529-T
Prospectus:
Trading Symbol	TCWWX
CAPITAL WORLD GROWTH & INCOME FUND® | Class T
Prospectus:
Trading Symbol	TCWGX